                        EAI Select Managers Equity Fund

                       Review of First Six Months of 1997

--------------------------------------------------------------------------------

Dear Fellow Shareholder:

EAI SELECT MANAGERS EQUITY FUND

The EAI Select Managers Equity Fund returned 16.1% in the first six months; the second quarter return was an impressive 17.1%. Both the year-to-date and second quarter results ranked well above the average Morningstar growth fund (13.6% and 15.6%, respectively). The manager changes made in the third quarter of 1996 and the first quarter of 1997 appear to have worked very well for the Fund.

The sector shifts so far this year have been beneficial to results. Consumer noncyclicals (1st half: +23.2%; 2nd quarter: +21.4%), whose weighting rose to 22.0% from 10.9%, added considerable value; Pfizer Inc. (+45.0%; +42.5%) led the sector. Financial (+21.7%; +18.2%), the second largest sector, also at 22.0%, continued the strong performance of the past couple of years. Strong demand for services/financial planning helped Travelers Group (+39.8%; +31.7%) and American Express (+32.3%; +24.9%).

The only major laggards were utilities (-1.1%; +9.9%), energy (+3.9%; +8.2%), and basic industry (+6.4%; +6.8%), which in aggregate comprised just 10.4% of the portfolio. Low inflation and soft commodity prices, which translate into lack of earnings visibility, have caused investors to shy away from these issues.

Please keep in mind that this summary covers only a six-month period. We encourage all of our shareholders to continue to maintain a longer-term view.

ECONOMIC REVIEW

In the first half of 1997, the S&P 500 rose 20.6%. The index has risen for 10 quarters in a row and the second quarter gain (+17.5%) was the best since the first quarter of 1987.

Despite showing relative strength in May, small cap stocks lagged large cap stocks; so far in 1997, the cumulative lag is 1040 basis points. Liquidity, global reach, and predictability of earnings in an uncertain economic environment continued to favor the largest companies.

The most significant event of the first half of 1997 occurred in the last week of March. The Federal Reserve's much-anticipated and long-debated interest rate hike finally occurred on March 25. In an attempt to slow the economy, and as a pre-emptive move against inflation, the federal funds rate was raised 0.25% to 5.50%. It was the first change since a 0.25% cut on January 31, 1996 and the first increase since a 0.50% boost on February 1, 1995. Money center banks promptly raised their prime lending rate to 8.5% from 8.25%.

Soon after the markets settled down following the March move, speculation began about the Federal Reserve's May 20th meeting. A surprise to some, the Fed left rates unchanged. Investors spent the balance of May and June analyzing the impact of this "non-action" and the probabilities of a move at the next Fed meeting on July 1 and 2.

Given the sharp rallies in both stocks and bonds, the consensus seemed to indicate another "no-action" meeting.

Stocks began the year with a strong rally as investors predicted that the strong earnings gains over the past two years would continue under a scenario of moderately robust economic growth. Successive all-time records were set with the S&P 500 crossing the 800 mark and the Dow Jones Industrials surpassing 7000 for the first time. The year-to-date rise of over 10% by mid-February (revisited in early March), combined with rising interest rates and increased uncertainty about 1997 earnings, finally encouraged profit-taking which shaved
9.1 percentage points off the gain in just five weeks.

Benign inflation reports, higher bond prices, and better than expected earnings from Microsoft, 3M, IBM, and the pharmaceuticals helped reverse the

                        EAI Select Managers Equity Fund
--------------------------------------------------------------------------------
damage. Also helping to boost stocks was the prospect of moderate economic growth, which, when taken together with productivity gains, enhance the ability of companies to continue to grow earnings over the next few years.

With the exception of a few one to two day declines, the markets surged 22.3% from April 11th until June 20th, setting 15 new all-time highs along the way; this was the best 10-week period since 1982. A bout of profit-taking finally set in as the Fed's early July meeting approached.

For the six months, consumer noncyclical (+28.2%), financial (+23.9%), and technology (+22.9%) led the advance. Consistency and growth in earnings were the overriding concern of investors. On the other hand, utilities (+7.0%), basic industry (+12.1%), and consumer cyclicals (+16.2%) rose less on concerns that earnings in these more cyclical businesses would not meet expectations.

The attached report provides you with a listing of the investment portfolio, performance results, and the financial statements as of June 30, 1997. As always, should you have any questions, please feel free to contact us.

We thank you for your continued confidence in the EAI Select Managers Equity
Fund.

Sincerely,

/s/Phillip Maisano

Phillip Maisano
President

July 25, 1997

     EAI Select Managers Equity Fund Schedule of Investments June 30, 1997
                                  (unaudited)

 NO. OF
 COMMON
 SHARES                       SECURITIES                                     VALUE (NOTE 1)
-------------------------------------------------------------------------------------------

 AEROSPACE: 4.7%
  1,700              Boeing Co.                                               $    90,206
  7,500              General Dynamics
                      Corporation                                                 562,500
  5,800              General Motors Corp. "H"                                     334,950
 12,300              Lockheed Martin Corp.                                      1,273,819
  7,400              McDonnell Douglas
                      Corporation                                                 506,900
  7,100              Textron Inc.                                                 471,263
  7,200              United Technologies Corp.                                    597,600
                                                                              -----------
                                                                                3,837,238
                                                                              -----------
 AIRLINES: 0.2%
  1,700              AMR Corp. (DE)                                               157,250
                                                                              -----------
 AUTOS: 0.9%
  6,900              Ford Motor Company                                           260,475
  8,000              General Motors Corp.                                         445,500
                                                                              -----------
                                                                                  705,975
                                                                              -----------
 BANKS: 7.7%
  3,090              Banc One Corp.                                               149,672
  8,500              BankAmerica Corp.                                            548,781
 10,300              Bank of Boston Corp.                                         742,244
 20,600              Bank of New York Co. Inc.                                    896,100
  1,300              Barnett Banks Inc.                                            68,250
  2,000              Centura Banks Inc.                                            91,750
  3,988              Chase Manhattan Corp.                                        387,085
  6,300              Citicorp                                                     759,544
  1,600              First Chicago NBD Corp.                                       96,800
 12,500              MBNA Corp.                                                   457,813
 15,100              NationsBank Corp.                                            973,950
  4,500              Wells Fargo & Company                                      1,212,750
                                                                              -----------
                                                                                6,384,739
                                                                              -----------
 BEVERAGES: 1.7%
  7,000              Anheuser-Busch Companies,
                      Inc.                                                        293,563
  7,000              Coca-Cola Company                                            472,500
 16,500              Pepsico Inc.                                                 619,781
                                                                              -----------
                                                                                1,385,844
                                                                              -----------
 BUILDING/HEAVY CONSTRUCTION: 0.2%
  4,000              Foster Wheeler Corp.                                         162,000
                                                                              -----------

 NO. OF
 COMMON
 SHARES                       SECURITIES                                     VALUE (NOTE 1)
-------------------------------------------------------------------------------------------

 CHEMICALS: 2.1%
 10,600              Du Pont (E.I.) De Nemours                                $   666,475
 11,500              PPG Industries, Inc.                                         668,438
  7,900              Union Carbide Corporation
                      Hldg. Co.                                                   371,794
                                                                              -----------
                                                                                1,706,707
                                                                              -----------
 COMPUTER SERVICES/OFFICE EQUIPMENT: 8.4%
  7,400              Aspen Technology Inc.                                        278,425
  3,050              CBT Group Plc (ADR)                                          192,531
  1,800              Compaq Computer Corp.                                        178,650
 12,600              First Data Corp.                                             553,613
  9,500              Hewlett-Packard Co.                                          532,000
 22,800              International Business
                      Machines Corp.                                            2,056,256
  4,000              Microsoft Corp.                                              505,500
 10,000              Novell Inc.                                                   69,375
  6,000              Oracle Corp.                                                 302,250
  6,500              Saville Systems Ireland
                      Plc. (ADR)                                                  338,000
  2,800              Seagate Technologies Inc.                                     98,525
  6,000              Security Dynamics
                      Technologies, Inc.                                          221,250
  1,800              Sterling Commerce Inc.                                        59,175
  7,400              Sun Microsystems Inc.                                        275,419
  8,000              Western Digital Corp.                                        253,000
 11,900              Xerox Corp.                                                  938,613
                                                                              -----------
                                                                                6,852,582
                                                                              -----------
 DRUGS: 6.7%
  8,000              Abbott Laboratories                                          534,000
  4,000              American Home Products
                      Corp.                                                       306,000
  8,900              Bristol-Myers Squibb                                         720,900
  8,000              Johnson & Johnson                                            515,000
  4,000              Lilly (Eli) & Co.                                            437,250
  4,500              Merck & Co.                                                  465,750
  9,100              Pfizer Inc.                                                1,087,450
 20,600              Schering-Plough                                              986,225
  2,500              Teva Pharmaceutical                                          161,875
  2,000              Warner-Lambert Co.                                           248,500
                                                                              -----------
                                                                                5,462,950
                                                                              -----------
 ELECTRIC UTILITIES: 1.3%
  7,600              AES Corp.                                                    537,700
  5,800              Edison International                                         144,275
  4,900              Entergy Corporation                                          134,138
  4,400              Potomac Electric Power
                      Company                                                     101,750
 10,700              Wheelabrator Technologies,
                      Inc.                                                        165,181
                                                                              -----------
                                                                                1,083,044
                                                                              -----------

                      See Notes to Financial Statements.

     EAI Select Managers Equity Fund Schedule of Investments June 30, 1997
                                  (continued)

 NO. OF
 COMMON
 SHARES                       SECURITIES                                     VALUE (NOTE 1)
-------------------------------------------------------------------------------------------

 ELECTRICAL EQUIPMENT: 1.1%
 18,700              Cooper Industries Inc.                                   $   930,325
                                                                              -----------
 ELECTRONICS: 3.1%
  4,000              Applied Materials Inc.                                       283,250
  6,500              Honeywell Inc.                                               493,188
  4,200              Intel Corp.                                                  595,613
  6,000              LSI Logic Corp.                                              192,000
  7,500              Qlogic Corp.                                                 191,250
  5,100              Rockwell International
                      Corp.                                                       300,900
  7,500              Semtech Corp.                                                273,750
  5,000              Smart Modular Technologies
                      Inc.                                                        168,750
                                                                              -----------
                                                                                2,498,701
                                                                              -----------
 FABRICATING COMPONENTS: 0.4%
 10,000              Libbey Inc.                                                  350,000
                                                                              -----------
 FINANCIAL SERVICES: 6.3%
  4,200              Ahmanson (HF) & Co.                                          180,600
 17,800              American Express Company                                   1,326,100
  3,700              Capital One Financial Corp.                                  139,675
 17,000              Federal Home Loan Mortgage
                      Corp.                                                       584,375
 17,400              Federal National Mortgage
                      Assoc.                                                      759,075
  3,900              Household International
                      Inc.                                                        458,006
 24,900              Morgan Stanley, Dean
                      Witter, Discover and Co.                                  1,072,256
  3,100              Salomon, Inc                                                 172,438
 10,000              Schwab (Charles) Corp.                                       406,875
                                                                              -----------
                                                                                5,099,400
                                                                              -----------
 FOOTWEAR: 0.6%
  9,000              Nike Inc.                                                    525,375
                                                                              -----------
 HOSPITAL SUPPLY: 2.0%
  5,500              Baxter International, Inc.                                   287,375
 27,300              Becton Dickinson & Company                                 1,382,063
                                                                              -----------
                                                                                1,669,438
                                                                              -----------
 HOTELS AND RESTAURANTS: 3.0%
  3,500              Brinker International, Inc.                                   49,875
 17,400              HFS Inc.                                                   1,009,200
  7,400              Host Marriott Corp.                                          131,813
 16,300              Marriott International Inc.                                1,000,413
  6,750              Promus Hotel Corp.                                           261,563
                                                                              -----------
                                                                                2,452,864
                                                                              -----------

 NO. OF
 COMMON
 SHARES                       SECURITIES                                     VALUE (NOTE 1)
-------------------------------------------------------------------------------------------

 INSTRUMENTATION: 0.3%
  3,000              Perkin-Elmer Corp.                                       $   238,688
                                                                              -----------
 INSURANCE: 7.2%
  4,000              Ace Limited                                                  295,500
  2,100              Aetna Inc.                                                   214,988
 14,600              Allstate Corp.                                             1,065,800
  4,200              AMBAC Inc.                                                   320,775
  7,200              Chubb Corp.                                                  481,500
  5,100              General Re Corporation                                       928,200
  4,900              Hartford Finl. Svcs. Group
                      Inc.                                                        405,475
  4,000              Healthcare Comp. Corp.                                       209,500
 10,900              Nationwide Finl. Svcs.
                      Group Inc.                                                  289,531
  2,400              SunAmerica Corp.                                             117,000
  6,200              TransAmerica Corp.                                           580,088
 16,800              Travelers Group Inc.                                       1,059,450
                                                                              -----------
                                                                                5,967,807
                                                                              -----------
 LEISURE: 0.6%
  4,000              Carnival Corp. "A"                                           165,000
  5,000              Circus Circus Enterprises,
                      Inc.                                                        123,125
  7,000              Westwood One Inc.                                            225,750
                                                                              -----------
                                                                                  513,875
                                                                              -----------
 MACHINERY--AUTO/CONSTRUCTION: 0.5%
  1,700              Caterpillar Inc.                                             182,538
  7,000              McDermott Int'l Inc.                                         204,313
                                                                              -----------
                                                                                  386,851
                                                                              -----------
 MEDIA: 8.3%
  6,000              Belo (A.H.) Corp. Series A                                   249,750
  2,000              Central Newspapers                                           143,250
  7,900              Disney (Walt) Co.                                            633,975
  6,000              Gannett Company Inc.                                         592,500
 18,075              Gaylord Entertainment
                      Company "A"                                                 416,855
 12,000              Golden Books Family
                      Entertainment Inc.                                          150,000
 20,750              Jacor Communications                                         793,688
 18,000              New York Times-Class "A"                                     891,000
 22,000              Tele-Communications TCI
                      Group "A"                                                   327,250
 32,250              Tele-Comm. Liberty Media
                      Group                                                       765,938
  9,500              Time Warner Inc.                                             458,375
 12,300              Tribune Company                                              591,169
 27,600              U.S. West Media Group                                        558,900
 10,700              Valassis Communications,
                      Inc.                                                        256,800
                                                                              -----------
                                                                                6,829,450
                                                                              -----------


                       See Notes to Financial Statements.

     EAI Select Managers Equity Fund Schedule of Investments June 30, 1997
                                  (continued)

 NO. OF
 COMMON
 SHARES                       SECURITIES                                     VALUE (NOTE 1)
-------------------------------------------------------------------------------------------

 MEDICAL SERVICES: 2.7%
 11,000              Beverly Enterprises                                      $   178,750
 13,800              Columbia/HCA Healthcare
                      Corp.                                                       542,513
 15,000              Health Management
                      Associates, Inc.                                            427,500
  8,000              HealthSouth Corp.                                            199,500
  5,000              Manor Care Inc.                                              163,125
  4,000              Quorum Health Group Inc.                                     143,000
  5,000              Sybron International Corp.                                   199,375
  6,000              Tenet Healthcare Corp.                                       177,375
  4,400              Vencor Inc.                                                  185,900
                                                                              -----------
                                                                                2,217,038
                                                                              -----------
 METALS: 0.2%
  2,100              Reynolds Metals Co.                                          149,625
                                                                              -----------
 MULTI-INDUSTRY: 1.2%
  8,700              Allied-Signal Inc.                                           730,800
  3,400              General Electric Co.                                         222,275
                                                                              -----------
                                                                                  953,075
                                                                              -----------
 OIL INTERNATIONAL: 2.7%
  3,300              Amerada Hess Corp.                                           183,356
  1,600              Amoco Corp.                                                  139,100
  2,500              Atlantic Richfield Company                                   176,250
  4,400              Baker Hughes Inc.                                            170,225
  2,300              British Petroleum Plc.
                      (ADR)                                                       172,213
  3,400              Exxon Corp.                                                  209,100
  1,800              Mobil Corp.                                                  125,775
  4,000              Nuevo Energy Co.                                             164,000
  9,000              Pride Petroleum Svcs. Inc.                                   216,000
  7,300              Seagull Energy Group                                         127,750
  4,000              St. Mary Land & Explor. Co.                                  140,500
  7,300              Stone Energy Group                                           199,838
  1,600              Texaco Inc.                                                  174,000
                                                                              -----------
                                                                                2,198,107
                                                                              -----------
 PACKAGED FOOD: 3.1%
  9,000              Campbell Soup Company                                        450,000
 10,000              Hershey Foods Corp.                                          553,125
  7,000              Quaker Oats Company                                          314,125
  3,100              Sara Lee Corp.                                               129,038
 16,500              Wrigley (Wm.) Jr. Company                                  1,105,500
                                                                              -----------
                                                                                2,551,788
                                                                              -----------

 NO. OF
 COMMON
 SHARES                       SECURITIES                                     VALUE (NOTE 1)
-------------------------------------------------------------------------------------------

 PAPER: 1.7%
  4,900              James River Corp. of
                      Virginia                                                $   181,300
 22,300              Kimberly-Clark Corp.                                       1,109,425
  1,400              Mead Corp.                                                    87,150
                                                                              -----------
                                                                                1,377,875
                                                                              -----------
 PERSONAL SERVICES: 1.4%
  6,600              Apollo Group Inc. "A"                                        232,650
  8,000              Robert Half International,
                      Inc.                                                        376,500
 15,800              Service Corp.                                                519,425
                                                                              -----------
                                                                                1,128,575
                                                                              -----------
 PHOTO EQUIPMENT/SUPPLIES: 0.5%
  5,800              Eastman Kodak Company                                        445,150
                                                                              -----------
 PRINTING/PAPER PRODUCTS: 0.3%
  5,200              Avery Dennison Corp.                                         208,650
                                                                              -----------
 REAL ESTATE: 0.2%
  5,900              Manufactured Home
                      Communities, Inc.                                           136,069
                                                                              -----------
 RETAIL--GENERAL MERCHANDISE: 1.1%
  3,700              Dayton Hudson Corp.                                          196,794
  4,000              Kohl's Corp.                                                 211,750
  2,000              Sears Roebuck & Company                                      107,500
 10,700              Wal-Mart Stores                                              361,794
                                                                              -----------
                                                                                  877,838
                                                                              -----------
 RETAIL--SPECIALTY: 1.9%
  5,785              Archer-Daniels Midland Co.                                   135,948
  7,000              Bed Bath & Beyond, Inc.                                      212,625
 10,000              Friedman's Inc.                                              228,750
  5,000              OfficeMax Inc.                                                72,188
  3,700              Safeway Inc.                                                 170,663
  4,000              Tiffany & Co.                                                184,750
  6,100              Walgreen Co.                                                 327,113
  3,500              Whirlpool Corp.                                              190,969
                                                                              -----------
                                                                                1,523,006
                                                                              -----------

                       See Notes to Financial Statements.

     EAI Select Managers Equity Fund Schedule of Investments June 30, 1997
                                  (continued)

 NO. OF
 COMMON
 SHARES                       SECURITIES                                     VALUE (NOTE 1)
-------------------------------------------------------------------------------------------

 SOAP AND COSMETICS: 2.6%
  6,700              Avon Products Inc.                                       $   472,769
  4,000              Clorox Co.                                                   528,000
 11,500              Gillette Co.                                               1,089,625
                                                                              -----------
                                                                                2,090,394
                                                                              -----------
 TELEPHONE/COMMUNICATIONS: 3.2%
  4,450              Advanced Fibre Comm. Inc.                                    268,669
  8,300              Airtouch Communications
                      Inc.                                                        227,213
  4,300              AT&T Corp.                                                   150,769
  2,000              Bell Atlantic Corp.                                          151,750
    400              BellSouth Corp.                                               18,550
  5,200              MCI Communications                                           199,063
  8,000              Newbridge Networks Corp.                                     348,000
  2,500              SBC Communications Inc.                                      154,688
 10,600              Sprint Corp.                                                 557,825
  7,400              Symmetricom Inc.                                             106,375
  7,200              Telephone & Data Systems,
                      Inc.                                                        273,600
  5,700              WorldCom Inc.                                                182,400
                                                                              -----------
                                                                                2,638,902
                                                                              -----------
 TOBACCO: 0.9%
 16,200              Philip Morris Companies,
                      Inc.                                                        718,875
                                                                              -----------
 TRANSPORTATION: 2.6%
  8,900              Burlington Northern Santa
                      Fe                                                          799,889
  7,400              Heartland Express                                            173,900
  4,000              Ryder Systems Inc.                                           132,000
 10,000              Simon Transport Services
                      Inc.                                                        198,750
 11,300              Union Pacific Corp.                                          796,650
                                                                              -----------
                                                                                2,101,189
                                                                              -----------
 TOTAL COMMON STOCKS: 93.6%
 (cost: $63,012,292)                                                           76,517,259
                                                                              -----------


                           SHORT-TERM                VALUE
PRINCIPAL AMOUNT           OBLIGATIONS: 6.1%       (NOTE 1)
-------------------------------------------------------------
$5,014,000                 U.S. Treasury Bill due
                           7/01/97 Yield of 4.90%
                           (Amortized Cost:       $ 5,014,000
                           $5,014,000)            -----------
TOTAL INVESTMENTS:  99.7%
(Cost: $68,026,292)                                81,531,259
OTHER ASSETS LESS
LIABILITIES: 0.3%                                     257,268
                                                  -----------
NET ASSETS: 100.0%                                $81,788,527
                                                  ===========

-------

Glossary:
ADR--American Depositary Receipt

                       See Notes to Financial Statements.

              EAI Select Managers Equity Fund Financial Statements
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)

ASSETS:
Investments at value (cost $68,026,292)(Note 1)                    $81,531,259
Cash                                                                       562
Receivables:
 Securities sold                                                       253,032
 Dividends and interest                                                 87,220
 Capital shares sold                                                    24,855
Deferred organization costs (Note 1)                                   154,279
                                                                   -----------
  Total assets                                                      82,051,207
                                                                   -----------
LIABILITIES:
Payables:
 Management fee                                                        125,246
 Securities purchased                                                   34,385
 Capital shares redeemed                                                32,030
 Accounts payable                                                       71,019
                                                                   -----------
  Total liabilities                                                    262,680
                                                                   -----------
NET ASSETS                                                         $81,788,527
                                                                   ===========
Net asset value, maximum offering price and redemption price per share ($81,788,527/6,513,075 shares of beneficial interest
 outstanding with an unlimited number of no par value shares
 authorized)                                                            $12.56
                                                                   ===========
Composition of net assets:
 Aggregate paid in capital                                         $61,502,949
 Net unrealized appreciation of investments                         13,504,967
 Undistributed net investment income                                   196,808
 Undistributed net realized gains                                    6,583,803
                                                                   -----------
                                                                   $81,788,527
                                                                   ===========
------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
INCOME:
Dividends                                                          $   602,681
Interest                                                                88,926
                                                                   -----------
  Total income                                                         691,607
EXPENSES:
Management (Note 2)                                     $ 395,841
Administrative (Note 2)                                    86,052
Professional                                               38,121
Custodian                                                  34,020
Amortization of deferred organization costs (Note 1)       21,798
Transfer agent                                             18,826
Trustees                                                    7,500
Other                                                      42,744
                                                        ---------
                                                          644,902
Fees waived by the Manager (Note 2)                      (150,103)
                                                        ---------
  Total expenses                                                       494,799
                                                                   -----------
  Net investment income                                                196,808
                                                                   -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS: (NOTE
 3)
Net realized gain from investments                                   6,807,492
Net unrealized appreciation of
 investments                                                         6,297,999
                                                                   -----------
Net gain on investments                                             13,105,491
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $13,302,299
                                                                   ===========

STATEMENTS OF CHANGES IN NET ASSETS

                                                   FOR THE
                                                 SIX MONTHS
                                                    ENDED      FOR THE PERIOD
                                                  JUNE 30,    JANUARY 2, 1996+
                                                    1997           THROUGH
                                                 (UNAUDITED)  DECEMBER 31, 1996
                                                 -----------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income                           $   196,808     $   636,451
 Net realized gain from
  investments                                      6,807,492       3,873,251
 Net unrealized appreciation
  of investments                                   6,297,999       7,206,968
                                                 -----------     -----------
 Net increase in net assets
  resulting from operations                       13,302,299      11,716,670
                                                 -----------     -----------
 Dividends to shareholders from:
 Net investment income                                   --         (636,451)
 Net realized gain from investments (Note 1)             --       (4,140,898)
                                                 -----------     -----------
                                                         --       (4,777,349)
                                                 -----------     -----------
Capital share transactions*:
 Net proceeds from sales of shares                 4,840,125      17,868,048
 Net asset value of shares issued in exchange
  for assets (Note 4)                                    --       86,821,580
 Reinvestment of dividends                               --        4,485,469
                                                 -----------     -----------
                                                                 109,175,097
 Cost of shares redeemed                         (24,961,255)    (27,607,060)
                                                 -----------     -----------
 Increase (decrease) in net assets resulting
  from capital share transactions                (20,121,130)     81,568,037
                                                 -----------     -----------
 Total increase in net assets                     (6,818,831)     88,507,358
NET ASSETS:
 Beginning of period                              88,607,358         100,000
                                                 -----------     -----------
 End of period (including undistributed net
  investment income of $196,808 and $0)          $81,788,527     $88,607,358
                                                 ===========     ===========
*SHARES OF BENEFICIAL INTEREST ISSUED
 AND REDEEMED:
 Shares sold                                         425,263       1,736,140
 Shares issued in connection with an exchange of
 assets (Note 4)                                         --        8,588,497
 Reinvestment of dividends                               --          414,553
                                                 -----------     -----------
                                                                  10,739,190
 Shares redeemed                                  (2,102,809)     (2,558,569)
                                                 -----------     -----------
 Net increase (decrease)                          (1,677,546)      8,180,621
                                                 ===========     ===========

+ Commencement of Operations.

                       See Notes to Financial Statements.

                        EAI Select Managers Equity Fund
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

                                                  FOR THE
                                                SIX MONTHS     FOR THE PERIOD
                                                   ENDED     JANUARY 2, 1996(A)
                                               JUNE 30, 1997         TO
                                                (UNAUDITED)  DECEMBER 31, 1996
                                               ------------- ------------------
Net Asset Value, Beginning of Period..........     $10.82          $10.00
                                                   ------          ------
Income From Investment Operations:
 Net Investment Income........................       0.03            0.08
 Net Gain on Investments (both realized and          1.71            1.35
  unrealized).................................     ------          ------
Total From Investment Operations..............       1.74            1.43
                                                   ------          ------
Less Distributions from:
 Net Investment Income........................        --            (0.08)
 Net Realized Gain on Investments.............        --            (0.53)
                                                   ------          ------
Total Distributions...........................        --            (0.61)
                                                   ------          ------
Net Asset Value, End of Period................     $12.56          $10.82
                                                   ======          ======
Total Investment Return(b)....................      16.08%          14.30%
-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTARY DATA
Net Assets, End of Period (000)...............    $81,789         $88,607
Ratio of Gross Expenses to Average Net
 Assets(d) ...................................       1.50%           1.50%
Ratio of Net Expenses to Average Net
 Assets(d)....................................       1.15%           1.15%
Ratio of Net Investment Income to Average Net
 Assets(c)(d).................................       0.46%           0.73%
Portfolio Turnover Rate.......................         52%            174%
Average Commission Rate Paid..................    $0.0497         $0.0508

-------
(a) Commencement of operations.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and a redemption on the last day of the period. Total return for the period ended December 31, 1996 was not annualized.
(c) Ratios would have been 0.11% and 0.38%, respectively, had the Manager not waived expenses.
(d) Annualized.
                      See Notes to Financial Statements.
-----------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

EAI Select Managers Equity Fund (the "Fund"), organized as a Massachusetts business trust on September 27, 1995, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The primary investment objective of the Fund is to achieve long-term capital appreciation. The Fund had no operations prior to January 2, 1996 except for the sale to Evaluation Associates Capital Markets, Inc. (the "Manager") of 10,000 shares for $100,000.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements are presented in conformity with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of management's estimates and the actual results could differ.

A. SECURITY VALUATION--Securities traded on national exchanges and traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business on the principal markets for such securities on the last business day of the period. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the last bid price. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market. Short-term obligations purchased with sixty days or less to maturity are valued at cost, which, with accrued interest, approximates value. Securities for which quotations are not readily available are stated at fair value as determined by the Board of Trustees.

B. FEDERAL INCOME TAXES--It is the Fund's policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C. DIVIDENDS AND DISTRIBUTIONS--Dividend income and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. For the period ended December 31, 1996, net realized gain on investments for book purposes was less than those for tax purposes, primarily due to the deferral of $214,281 in realized losses due to wash sales.

                        EAI Select Managers Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
D. OTHER--Interest income is accrued as earned. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities are determined on the specific identified cost method.

E. ORGANIZATION COSTS--Deferred organization costs of $220,035 will be amortized over a period not to exceed five years from the commencement of operations. In the event that, at any time during the five year period beginning with the date of commencement of operations, the initial shares acquired by the Manager prior to such date are redeemed by any holder thereof, the redemption proceeds payable in respect of such shares will be reduced by the pro rata share (based on the proportionate share of the initial shares redeemed to the total number of original shares outstanding at the time of redemption) of the then unamortized deferred organization costs as of the date of such redemption. In the event that the Fund liquidates before the deferred organization costs are fully amortized, the Manager shall bear such unamortized deferred organization costs.

NOTE 2--AGREEMENTS AND TRANSACTIONS OF RELATED PARTIES--The Manager, a wholly owned subsidiary of EAI Partners, L.P. (the "Parent"), earned fees of $395,841 for the six months ended June 30, 1997 for management of the Fund. The fee is based on an annual rate of 0.92% of average daily net assets. For the six months ended June 30, 1997, the Manager agreed to waive management fees in the amount of $150,103 which represents the amount exceeding a self imposed expense limitation of 1.15% of average daily net assets. Such limitation will be in effect until December 31, 1997.

Certain of the officers and trustees of the Fund are officers, directors, or partners of the Manager or Parent.

Affiliates of the Manager or Parent and counsel to the Fund hold 1,100,264 shares (16.9%) and 889,276 shares (13.7%), respectively, of the outstanding shares of the Fund. Additionally, 2,734,841 outstanding shares are held by 3 shareholders. One of these 3 shareholders intends to redeem 1,657,798 shares on or before September 30, 1997. Such redemption may result in the realization of capital gains which may increase the year end capital gain distribution, if any.

The Manager pays from its management fees each Subadviser a fee at the annual rate of .375 of 1% of the average monthly assets of the Fund managed by that Subadviser. As of June 30, 1997, the Subadvisers are Liberty Investment Management, Bennett Lawrence Management LLC, Iridian Asset Management LLC, Inc., Equinox Capital Management, Inc., Mastrapasgua & Associates, Inc. and Siphron Capital Management.

In accordance with a Portfolio Accounting and Administration Agreement with Van Eck Associates Corporation ("Van Eck"), the Fund paid Van Eck $86,052 for the six months ended June 30, 1997. The annual fee is graduated, beginning at .20 of 1% of monthly average net assets of less than $100 million to .12 of 1% of monthly average net assets in excess of $260 million.

The Fund accrued $24,000 in legal fees payable to Day, Berry and Howard, counsel to the Fund and affiliate of the Fund, for the six months ended June 30, 1997 for legal services in conjunction with the Fund's ongoing operations.

DISTRIBUTION AGREEMENT--Under the terms of a Distribution Agreement with the Fund, EAI Securities Inc. serves as the Distributor of the Fund Shares. EAI Securities Inc. does not receive any additional fees for services provided pursuant to this agreement.

NOTE 3--PURCHASES AND SALES--Purchases and sales of securities, other than short-term obligations, aggregated $42,621,544 and $63,650,303, respectively, for the six months ended June 30, 1997. For federal income tax purposes the cost of investments owned at June 30, 1997 was $68,026,292.

As of June 30, 1997, net unrealized appreciation for federal income tax purposes aggregated $13,504,967 of which $13,875,648 related to appreciated securities and $370,681 related to depreciated securities.

NOTE 4--CAPITAL SHARES--Capital shares of the Fund were issued in connection with exchanges of capital shares for assets as follows:

                                                             WR
                                             THE EAI     INVESTMENT
                                               SMALL      PARTNERS
                                             MANAGERS    LONG EQUITY
                                            EQUITY FUND   FUND L.P.     TOTAL
                                           ------------ ------------ -----------
Fund Issued:
Date......................................     1/02/96      5/01/96
Shares....................................   7,250,470    1,338,027    8,588,497
Net Asset Value........................... $     10.00  $     10.70
Fund Received as Payment:
Securities at value....................... $66,925,766  $13,594,809  $80,520,575
Cash......................................   5,578,930      722,075    6,301,005
                                           -----------  -----------  -----------
Total Value............................... $72,504,696  $14,316,884  $86,821,580
                                           ===========  ===========  ===========

The aggregate net assets of the Fund immediately before the exchanges were $100,000 on January 2, 1996 and $81,893,509 on May 1, 1996.

NOTE 5--COLLATERAL--Collateral for repurchase agreements is held by the Fund's custodian, the value of which must be at least 102% of the underlying debt obligation. In the remote chance the counterparty should fail to complete the repurchase agreement, realization and retention of the collateral may be subject to legal proceedings and the Fund would become exposed to market fluctuation on the collateral.

INVESTMENT MANAGER
Evaluation Associates Capital Markets, Inc.
200 Connecticut Avenue
Suite 700
Norwalk, CT 06854-1958

ADMINISTRATOR
Van Eck Associates Corporation
99 Park Avenue
New York, NY 10016

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Day, Berry & Howard
CityPlace
Hartford, CT 06103

TRANSFER AGENT
DST Systems, Inc.
1004 Baltimore
Kansas City, MO 64105-1802

CUSTODIAN
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA 02108

------------------------------------------------------------------------------

This report must be accompanied or preceded by an effective prospectus which includes more complete information such as charges and expenses. For a prospectus and additional information about EAI Select Managers Equity Fund, please call the number listed below.

[LOGO] EAI SELECT

EAI Select Managers Equity Fund
EAI Securities Inc. -- DISTRIBUTOR
200 Connecticut Avenue
Suite 700
Norwalk, CT 06854-1958
(203) 855-2200

-----------------------------------

FR1997-0804-19

        EAI SELECT
      -------------
         MANAGERS
      -------------
        EQUITY FUND
      -------------
        SEMI-ANNUAL
      -------------
          REPORT
      -------------
      June 30, 1997


    [LOGO] EAI SELECT